Unsecured senior notes (Details) ¥ in Millions, $ in Millions	1 Months Ended	12 Months Ended
	Apr. 30, 2016 CNY (¥) item	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Jan. 31, 2020 CNY (¥)	Jan. 31, 2020 USD ($)	Apr. 30, 2016 USD ($)
Unsecured senior notes
Carrying value		¥ 10,224			$ 1,482	¥ 9,386
Total principal amounts of unsecured senior notes		42,379
Unsecured senior notes
Unsecured senior notes
Number of maturities for debt issued | item	2
Aggregate principal amount | $							$ 500			$ 1,000	$ 1,000
Carrying value		10,224				9,386
Unamortized discount and debt issuance costs		98				101
Total principal amounts of unsecured senior notes		10,322				9,487
Debt discount	¥ 79								¥ 37
Debt issuance costs	¥ 36								¥ 45
Future principal payments for unsecured senior notes due
Due in 2026		3,482
Due in 2030		4,840
Due in 2050		¥ 2,000
Debt instrument maturity date		Apr. 29, 2021
Unsecured senior notes | 3.875% notes due 2026
Unsecured senior notes
Aggregate principal amount | $											$ 500
Interest rate (as a percent)	3.875%										3.875%
Carrying value		¥ 3,453				3,154
Effective interest rate (as a percent)		4.15%			4.15%
Unsecured senior notes | 3.375% notes due 2030
Unsecured senior notes
Aggregate principal amount | $											$ 700
Interest rate (as a percent)	3.375%										3.375%
Carrying value		¥ 4,812				4,402
Effective interest rate (as a percent)		3.47%			3.47%
Unsecured senior notes | 4.125% notes due 2050
Unsecured senior notes
Aggregate principal amount | $											$ 300
Interest rate (as a percent)	4.125%										4.125%
Carrying value		¥ 1,959				¥ 1,830
Effective interest rate (as a percent)		4.25%			4.25%
Unsecured senior notes | Unsecured Senior Notes [Member]
Future principal payments for unsecured senior notes due
Debt instrument repurchase amount		¥ 42		¥ 78	$ 6			$ 12
Take as Extension		35		72	$ 5			$ 10
Unsecured Debt [Member]
Future principal payments for unsecured senior notes due
Repayments of debt | $			$ 500
Interest Expense [Member] | Unsecured senior notes | Unsecured Senior Notes [Member]
Future principal payments for unsecured senior notes due
Debt Instrument Repurchased Gain		¥ 6		¥ 11